World Omni Auto Receivables Trust 2011-A Monthly Servicer Certificate July 31, 2013		Exhibit 99.1
Dates Covered
Collections Period	07/01/13 - 07/31/13
Interest Accrual Period	07/15/13 - 08/14/13
30/360 Days	30
Actual/360 Days	31
Distribution Date	08/15/13

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 06/30/13	253,507,048.37	23,261
Yield Supplement Overcollateralization Amount at 06/30/13	7,040,149.56	0

Receivables Balance at 06/30/13	260,547,197.93	23,261
Principal Payments	14,333,403.01	712
Defaulted Receivables	507,677.14	31
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 07/31/13	6,414,674.29	0

Pool Balance at 07/31/13	239,291,443.49	22,518

Pool Statistics	$ Amount	# of Accounts
Initial Receivables Balance	865,079,666.68	50,540

Delinquent Receivables:
Past Due 31-60 days	4,628,310.15	332
Past Due 61-90 days	1,220,045.03	87
Past Due 91 + days	165,482.27	14

Total	6,013,837.45	433

Total 31+ Delinquent as % Ending Pool Balance	2.51%

Recoveries	410,622.25

Aggregate Net Losses/(Gains) - July 2013	97,054.89

Overcollateralization Target Amount	14,357,486.61
Actual Overcollateralization	14,357,486.61

Weighted Average APR	3.62%
Weighted Average APR, Yield Adjusted	5.90%
Weighted Average Remaining Term	32.19

Flow of Funds	$ Amount

Collections	15,584,200.35
Advances	(7,053.75)
Investment Earnings on Cash Accounts	544.84
Servicing Fee	(217,122.66)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00

Available Funds	15,360,568.78

Distributions of Available Funds
(1) Class A Interest	260,676.36
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	47,310.65
(4) Second Priority Principal Distributable Amount	0.00
(5) Class C Interest	50,358.47
(6) Third Priority Principal Distributable Amount	0.00
(7) Required Reserve Account	0.00
(8) Noteholders’ Principal Distributable Amount	13,362,668.59
(9) Distribution to Certificateholders	1,639,554.71
(10) Remaining Amounts	0.00
Total Distributions of Available Funds	15,360,568.78

Servicing Fee	217,122.66
Unpaid Servicing Fee	—
Change in amount of the unpaid servicing fee from the prior period	—

Note Balances & Note Factors	$ Amount

Original Class A	749,995,000.00
Original Class B	24,366,000.00
Original Class C	24,367,000.00

Total Class A, B & C
Note Balance @ 07/15/13	238,296,625.47
Principal Paid	13,362,668.59
Note Balance @ 08/15/13	224,933,956.88

Class A-1
Note Balance @ 07/15/13	0.00
Principal Paid	0.00
Note Balance @ 08/15/13	0.00
Note Factor @ 08/15/13	0.0000000%

Class A-2
Note Balance @ 07/15/13	0.00
Principal Paid	0.00
Note Balance @ 08/15/13	0.00
Note Factor @ 08/15/13	0.0000000%

Class A-3
Note Balance @ 07/15/13	61,568,625.47
Principal Paid	13,362,668.59
Note Balance @ 08/15/13	48,205,956.88
Note Factor @ 08/15/13	22.6319046%

Class A-4
Note Balance @ 07/15/13	127,995,000.00
Principal Paid	0.00
Note Balance @ 08/15/13	127,995,000.00
Note Factor @ 08/15/13	100.0000000%

Class B
Note Balance @ 07/15/13	24,366,000.00
Principal Paid	0.00
Note Balance @ 08/15/13	24,366,000.00
Note Factor @ 08/15/13	100.0000000%

Class C
Note Balance @ 07/15/13	24,367,000.00
Principal Paid	0.00
Note Balance @ 08/15/13	24,367,000.00
Note Factor @ 08/15/13	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	358,345.48
Total Principal Paid	13,362,668.59

Total Paid	13,721,014.07

Class A-1
Coupon	0.29442%
Interest Paid	0.00
Principal Paid	0.00

Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.64000%
Interest Paid	0.00
Principal Paid	0.00

Total Paid to A-2 Holders	0.00

Class A-3
Coupon	1.11000%
Interest Paid	56,950.98
Principal Paid	13,362,668.59

Total Paid to A-3 Holders	13,419,619.57

Class A-4
Coupon	1.91000%
Interest Paid	203,725.38
Principal Paid	0.00

Total Paid to A-4 Holders	203,725.38

Class B
Coupon	2.33000%
Interest Paid	47,310.65
Principal Paid	0.00

Total Paid to B Holders	47,310.65

Class C
Coupon	2.48000%
Interest Paid	50,358.47
Principal Paid	0.00

Total Paid to C Holders	50,358.47

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.4486452
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	16.7299363

Total Distribution Amount	17.1785815

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000

Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000

Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.2673755
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	62.7355333

Total A-3 Distribution Amount	63.0029088

A-4 Interest Distribution Amount	1.5916667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000

Total A-4 Distribution Amount	1.5916667

B Interest Distribution Amount	1.9416667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000

Total B Distribution Amount	1.9416667

C Interest Distribution Amount	2.0666668
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000

Total C Distribution Amount	2.0666668

Noteholders’ First Priority Principal Distributable Amount	0.00
Noteholders’ Second Priority Principal Distributable Amount	0.00
Noteholders’ Third Priority Principal Distributable Amount	0.00
Noteholders’ Principal Distributable Amount	1,000.00

Account Balances	$ Amount
Advances
Balance as of 06/30/13	57,297.57
Balance as of 07/31/13	50,243.82
Change	(7,053.75)

Reserve Account
Balance as of 07/15/13	2,064,965.17
Investment Earnings	73.90
Investment Earnings Paid	(73.90)
Deposit/(Withdrawal)	—
Balance as of 08/15/13	2,064,965.17
Change	—

Required Reserve Amount	2,064,965.17